DEBT (Details - Notes payable - financing agreements) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Notes payable, Principal	$ 41,976	$ 74,575
Third Party Insurance Note One [Member]
Short-Term Debt [Line Items]
Notes payable, Principal
Third Party Insurance Note Two [Member]
Short-Term Debt [Line Items]
Notes payable, Principal	$ 39,968	$ 17,753
Notes payable, Interest	8.00%	6.24%
Third Party Insurance Note Three [Member]
Short-Term Debt [Line Items]
Notes payable, Principal	$ 2,008	$ 16,094
Third Party Insurance Note Four [Member]
Short-Term Debt [Line Items]
Notes payable, Principal		$ 40,728